FAIR VALUE MEASUREMENTS - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer of assets from level 1 to level 2	$ 0
Transfer of assets from level 2 to level 1	0	$ 0
Transfer of liabilities from level 1 to level 2	0	0
Transfer of liabilities from level 2 to level 1	0	0
ITHAX ACQUISITION CORP.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer of assets from level 1 to level 2		0
Transfer of assets from level 2 to level 1		0
Transfer of liabilities from level 1 to level 2		0
Transfer of liabilities from level 2 to level 1		$ 0
Transfer into level 3	0
Public Warrants [Member] | ITHAX ACQUISITION CORP.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the Public Warrants transferred from a Level 3	$ 8,200,000